Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Product	$ 30,792	$ 23,561	$ 50,322	$ 35,516	$ 25,985
Service	17,205	13,835	29,181	21,287	15,154
Total revenue	47,997	37,396	79,503	56,803	41,139
Cost of revenue
Product	10,901	7,678	17,465	12,222	11,546
Service	7,391	6,708	14,042	8,953	4,320
Total cost of revenue	18,292	14,386	31,507	21,175	15,866
Gross profit	29,705	23,010	47,996	35,628	25,273
Operating expenses
Research and development	5,205	4,591	9,335	6,698	5,992
Sales and marketing	15,532	13,175	28,151	20,953	16,468
General and administrative	6,704	5,081	11,316	6,723	3,489
Total operating expenses	27,441	22,847	48,802	34,374	25,949
Income (loss) from operations	2,264	163	(806)	1,254	(676)
Interest income	26	8	17	33	52
Interest expense	(74)	(122)	(332)	(77)	(141)
Other income (expense), net	(1,492)	(1,217)	(1,073)	(367)	(227)
Income (loss) before income taxes	724	(1,168)	(2,194)	843	(992)
Benefit from (provision for) income taxes	(379)	(174)	(285)	367	0
Net income (loss)	$ 345	$ (1,342)	$ (2,479)	$ 1,210	$ (992)
Net income (loss) per common share
Basic and diluted (in dollars per share)	$ 0.00	$ (0.42)	$ (0.74)	$ 0.00	$ (0.49)
Weighted average shares used to compute net income (loss) per common share
Basic (in shares)	12,700	3,164	3,370	2,223	2,039
Diluted (in shares)	15,421	3,164	3,370	2,846	2,039